                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 580
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


/s/ Andrea McMahon                          Omaha, Nebraska           11/9/10
-------------------------------------   -----------------------   --------------
[Signature]                                  [City, State]            [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ------------------------
28- ________________   ________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:          127
Form 13F Information Table Value Total:     $294,961
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name
----   --------------------   --------------------
NONE   28- 10990              MGA Holdings, L.L.C.

[Repeat as necessary.]

McCarthy Group Advisors, L.L.C.
FORM 13F

     30-Sep-10

                                                                                                         Voting Authority
                                Title of               Value   Shares/  Sh/  Put/  Invstmt    Other   ---------------------
Name of Issuer                  class       CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole   Shared   None
--------------                  --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -----
Abbott Laboratories             COM       002824100      7695   147298  SH         Defined            144348           2950
Alliant Techsystems             COM       018804104       500     6625  SH         Defined              6625
Amedisys Inc                    COM       023436108       238    10000  SH         Defined             10000
American States Water Co        COM       029899101       528    14745  SH         Defined             14745
Apollo Group Inc CL A           COM       037604105      5303   103275  SH         Defined            101275           2000
Applied Materials Inc           COM       038222105       650    55632  SH         Defined             55632
Atlantic Tele Network           COM       049079205      1105    22450  SH         Defined             22450
Atwood Oceanics Inc             COM       050095108       537    17650  SH         Defined             17650
Automatic Data Process          COM       053015103      3679    87524  SH         Defined             86439           1085
Bank of New York Mellon Corp    COM       064058100      2576    98600  SH         Defined             97700            900
Baxter Intl Inc                 COM       071813109       215     4513  SH         Defined              4513
Berkshire Hathaway, Inc. Cl A   COM       084670108       249        2  SH         Defined                 2
Berkshire Hathaway Inc Cl B     COM       084670702      7348    88867  SH         Defined             84517           4350
Best Buy Co Inc                 COM       086516101       738    18086  SH         Defined             18086
H & R Block Inc                 COM       093671105       252    19443  SH         Defined             19443
Bristol Myers Squibb Co         COM       110122108      4779   176270  SH         Defined            174330           1940
CVS/Caremark Corp               COM       126650100      5567   176907  SH         Defined            173407           3500
ChevronTexaco Corp              COM       166764100       711     8773  SH         Defined              8773
Chubb Corp                      COM       171232101       294     5165  SH         Defined              5165
Colgate Palmolive Co            COM       194162103      1673    21773  SH         Defined             21273            500
Comtech Telecommunications      COM       205826209       375    13700  SH         Defined             13700
Core Mark Hldg Co Inc           COM       218681104       536    17300  SH         Defined             17300
Corinthian Colleges             COM       218868107       799   113850  SH         Defined            112150           1700
Cubist Pharmaceuticals          COM       229678107       634    27110  SH         Defined             27110
DuPont (EI) De Nemours          COM       263534109       365     8175  SH         Defined              8175
General Dynamics                COM       369550108       428     6807  SH         Defined              6807
Genl Electric Co                COM       369604103      2905   178739  SH         Defined            177739           1000
Gulfmark Offshore Inc - CL A    COM       402629208       470    15300  SH         Defined             15300
Hanover Insurance Group, Inc    COM       410867105       218     4632  SH         Defined              4632
Hartford Finl Conv PFD          PFD       416515708       802    33800  SH         Defined             33800
Henry Jack & Assoc Inc          COM       426281101       201     7885  SH         Defined              7885
Hewlett Packard Co              COM       428236103      5638   134010  SH         Defined            131600           2410
Intel Corp                      COM       458140100      5603   291828  SH         Defined            286528           5300
International Business Machine  COM       459200101      4222    31472  SH         Defined             30697            775
International Speedway CL A     COM       460335201       495    20300  SH         Defined             20300
iShares Barclays Treas Inflat   COM       464287176       386     3536  SH         Defined               226           3310
iShares Barclays Aggregate Bon  COM       464287226       510     4692  SH         Defined              1525           3167
iShares iBoxx Inv Grade Corp B  COM       464287242      1553    13735  SH         Defined              8680           5055
iShares Russell 2000 Value - E  COM       464287630      2524    40715  SH         Defined             39700           1015
iShares Tr S&P Midcap 400 Valu  COM       464287705       356     5005  SH         Defined              4675            330
iShares Tr S&P Nat'l Mun Bond   COM       464288414      1032     9670  SH         Defined              9670
iShares Barclays 1-3 Yr Credit  COM       464288646      4402    41903  SH         Defined             39592           2311
Johnson & Johnson               COM       478160104     10039   162018  SH         Defined            151087          10931
Kohls Corp                      COM       500255104      3343    63450  SH         Defined             62500            950

L-3 Communications Hldgs        COM       502424104       206     2844  SH         Defined              2844
Eli Lilly & Co                  COM       532457108       632    17314  SH         Defined             17314
Lincoln Edl Svcs Corp           COM       533535100       610    42300  SH         Defined             42300
Lowes Companies Inc             COM       548661107      1115    50000  SH         Defined             50000
Mantech Intl Corp Cl A          COM       564563104       452    11410  SH         Defined             11410
Medtronic Inc                   COM       585055106       216     6424  SH         Defined              6424
Microsoft Corp                  COM       594918104      8726   356297  SH         Defined            337182          19115
Motorcar Parts & Acces          COM       620071100       390    44891  SH         Defined             44891
Mylan Laboratories              COM       628530107      2570   136650  SH         Defined            132850           3800
Owens & Minor Inc               COM       690732102       381    13400  SH         Defined             13400
Pepsico Inc                     COM       713448108      4774    71853  SH         Defined             71128            725
Pfizer Inc                      COM       717081103      6390   372177  SH         Defined            350008          22169
Procter & Gamble Co             COM       742718109      8102   135100  SH         Defined            132840           2260
Reynolds American Inc           COM       761713106       211     3545  SH         Defined              3545
Shuffle Master Inc              COM       825549108       315    37400  SH         Defined             37400
Spectra Energy Corp             COM       847560109       704    31200  SH         Defined             30623            577
Stryker Corp                    COM       863667101       217     4334  SH         Defined              4334
Texas Instruments               COM       882508104      3034   111784  SH         Defined            109434           2350
Tidewater Inc                   COM       886423102       485    10825  SH         Defined             10825
Transatlantic Holdings          COM       893521104      5602   110228  SH         Defined            106668           3560
United Technologies CP          COM       913017109      4739    66532  SH         Defined             65652            880
VCA Antech Inc                  COM       918194101       359    17000  SH         Defined             17000
Vanguard Bd Index Fd Total Bnd  COM       921937835      1087    13147  SH         Defined             13147
Wal Mart Stores Inc             COM       931142103      5929   110777  SH         Defined            108727           2050
Walgreen Co                     COM       931422109       238     7107  SH         Defined              7107
Websense Inc                    COM       947684106       385    21700  SH         Defined             21700
Western Union Co                COM       959802109      2854   161490  SH         Defined            158715           2775
Wiley John & Sons Inc Cl A      COM       968223206       470    11504  SH         Defined             11504
World Acceptance Corp           COM       981419104       433     9800  SH         Defined              9800
Xilinx Inc                      COM       983919101       425    15950  SH         Defined             15950
Xerox Corp                      COM       984121103      1054   101872  SH         Defined             98572           3300
Dun & Bradstreet Corp           COM       26483E100      2646    35685  SH         Defined             35185            500
J2 Global Communications        COM       46626e205       519    21800  SH         Defined             21800
AT & T Inc                      COM       00206r102      1048    36656  SH         Defined             35381           1275
Arris Group Inc                 COM       04269q100       335    34292  SH         Defined             34292
Atheros Communications          COM       04743p108       282    10700  SH         Defined             10700
Bally Technologies Inc          COM       05874b107       356    10200  SH         Defined             10200
Cardinal Health Inc             COM       14149Y108      2352    71191  SH         Defined             70046           1145
Centene Corp                    COM       15135b101       367    15550  SH         Defined             15550
CenterPoint Energy, Inc         COM       15189t107       207    13149  SH         Defined             13149
Compass Minerals Int'l          COM       20451n101      2930    38240  SH         Defined             37429            811
ConocoPhillips                  COM       20825c104      9940   173088  SH         Defined            161078          12010
Costco Whsl Corp                COM       22160K105      2315    35900  SH         Defined             35500            400
Devon Energy Corp               COM       25179M103      1572    24276  SH         Defined             24276
Endo Pharmaceutc Hldgs          COM       29264f205      7125   214350  SH         Defined            211300           3050
Ensco International PLC - ADR   ADR       29358q109      6807   152185  SH         Defined            150050           2135
Exelon Corp                     COM       30161n101       206     4831  SH         Defined              4831
Exxon Mobil Corp                COM       30231G102      5960    96454  SH         Defined             94329           2125
Interdigital Inc                COM       45867g101       517    17450  SH         Defined             17450
J P Morgan Chase & Co           COM       46625h100       248     6527  SH         Defined              6527
JPMorgan Chase & Co Alerian Ml  COM       46625h365       840    24894  SH         Defined             22394           2500
LHC Group Inc                   COM       50187a107       472    20350  SH         Defined             20350
Liquidity Services Inc          COM       53635b107       295    18400  SH         Defined             18400
Market Vectors Gold Miner - ET  COM       57060U100      8312   148607  SH         Defined            136438          12169

Mednax Inc                      COM       58502b106       373     7000  SH         Defined              7000
Merck & Co                      COM       58933y105      4837   131405  SH         Defined            129141           2264
Neuberger Berman Intrmd Muni B  COM       64124p101       360    23813  SH         Defined             23813
Oracle Corp                     COM       68389X105      4107   152960  SH         Defined            149700           3260
Quest Diagnostics, Inc          COM       74834L100       223     4413  SH         Defined              4413
Rent A Ctr Inc New              COM       76009n100       520    23250  SH         Defined             23250
Standard & Poor's 500 Deposito  COM       78462f103      5916    51835  SH         Defined             51835
SPDR Gold Trust - ETF           COM       78463V107       425     3319  SH         Defined              1838           1481
SPDR S&P MidCap 400 ETF Trust   COM       78467Y107       915     6283  SH         Defined              6283
Telus Corp Non-Vtg Shs          COM       87971m202      6737   159091  SH         Defined            156331           2760
U.S. Physical Therapy           COM       90337L108       347    20759  SH         Defined             20759
United Health Group Inc         COM       91324P102      3419    97368  SH         Defined             96122           1246
Valueclick Inc                  COM       92046n102       234    17900  SH         Defined             17900
Vanguard Intermediate-Term Cor  COM       92206c870      1770    21660  SH         Defined             21350            310
Verizon Communications          COM       92343v104      5571   170934  SH         Defined            167784           3150
Vodafone Group PLC New Sponsor  ADR       92857w209      3198   128893  SH         Defined            128443            450
Wellcare Health Plans           COM       94946t106      4063   140303  SH         Defined            139178           1125
WellPoint Inc                   COM       94973v107      5336    94205  SH         Defined             92915           1290
Windstream Corp                 COM       97381w104       144    11703  SH         Defined             11703
Allied Wrld Assur               COM       g0219g203      7010   123865  SH         Defined            121390           2475
Aspen Ins Hldgs Ltd Shs         COM       g05384105      4501   148650  SH         Defined            144075           4575
Endurance Specialty Holdings L  COM       g30397106      4391   110330  SH         Defined            106480           3850
Everest Re Group LTD            COM       g3223r108      2834    32770  SH         Defined             32170            600
Montpelier Re Holdings Ltd      COM       G62185106      1880   108530  SH         Defined            107430           1100
RenaissanceRe Holdings Ltd      COM       G7496G103      5687    94855  SH         Defined             92795           2060
Validus Holdings LTD            COM       g9319h102      1602    60758  SH         Defined             59958            800
Ace LTD                         COM       h0023r105      2992    51363  SH         Defined             50963            400
Noble Corporation               COM       h5833n103      3820   113052  SH         Defined            110802           2250
Flagstone Reinsurance Holdings  COM       L3466T104       529    49900  SH         Defined             49900
REPORT SUMMARY                       127 DATA RECORDS  294961             1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED